Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Repurchase Agreements
schedule of Securities sold
	2021	2020

Current balance	$32,609,875	$38,727,312
Average balance	28,349,896	29,687,950
Highest month-end balance	39,288,875	38,727,312
Weighted average interest rate	0.31%	0.86%

Pledged investment (1)
Amortized cost	63,045,599	59,546,509
Fair value	62,256,702	60,705,178